Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Number of share awards outstanding
The number of share awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards(1)	Total number of share awards
Balance, December 31, 2018	3,243	3,273	6,516
Granted	3,184	3,245	6,429
Vested and converted to common shares	(2,081)	(2,164)	(4,245)
Forfeited	(545)	(1,219)	(1,764)
Balance, December 31, 2019	3,801	3,135	6,936
Granted	2,239	3,253	5,492
Vested and converted to common shares	(1,730)	(1,192)	(2,922)
Forfeited	(188)	(1,108)	(1,296)
Balance, December 31, 2020	4,122	4,088	8,210
(1)Based on underlying awards before applying the payout multiplier which can range from 0x to 2x.